Segment Information - Additional Information (Details) - Segment	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Number of reportable segment			3		3
Revenue | Customer Concentration Risk | Manufacturing Segment
Segment Reporting Information [Line Items]
Concentration risk percentage	92.00%	88.00%	88.00%	87.00%	90.00%	97.00%
Revenue | Customer Concentration Risk | Proppant Production Segment
Segment Reporting Information [Line Items]
Concentration risk percentage	64.00%	66.00%	44.00%	38.00%	40.00%	20.00%